SHP ETF Trust
NEOS Enhanced Income Aggregate Bond ETF
Schedule of Investments
February 28, 2023 (Unaudited)
Investments	Number of Shares				Value
EXCHANGE TRADED FUNDS — 99.1%
iShares Core U.S. Aggregate Bond ETF	4,856				$472,538
Vanguard Total Bond Market ETF	6,562				472,923

TOTAL EXCHANGE TRADED FUNDS
(Cost $982,204)					945,461

PURCHASED OPTIONS — 0.0% (b)(c)	Contracts(a)	Exercise Price	Expiration Date	Notional Amount
PUT OPTIONS — 0.0% (b)(c)
DOW S&P 500 Index	1	$3,570.00	3/10/2023	$397,015	80
DOW S&P 500 Index	1	$3,610.00	3/10/2023	397,015	85

TOTAL PURCHASED OPTIONS
(Cost $367)					165

SHORT-TERM INVESTMENTS — 1.1%	Number of Shares
Money Market Fund
Northern U.S. Government Select Money Market Fund, 4.215% (d)	10,756				10,756
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,756)					10,756

TOTAL INVESTMENTS — 100.2%
(Cost $993,327)					956,382
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)% (c)					(2,018)
NET ASSETS — 100.0%					$954,364

(a)	Each contract equals 100 shares.
(b)	Represents less than 0.05%.
(c)
All or a portion of these securities has been segregated as collateral for written option contracts. As of 2/28/2023, the aggregate fair market value of those assets was $1,010, representing 0.1% of net assets.

(d)	7-day net yield.
ETF	- Exchange Traded Fund

SHP ETF Trust
NEOS Enhanced Income Aggregate Bond ETF
Schedule of Written Options
February 28, 2023 (Unaudited)

A list of the exchange traded option contracts held by the Fund at February 28, 2023, is as follows:

WRITTEN OPTIONS	Contracts (e)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
PUT OPTIONS
CBOE S&P 500 Index	(1)	$3,730.00	3/10/2023	$(499)	$(397,015)	$(292)
CBOE S&P 500 Index	(1)	$3,770.00	3/10/2023	(719)	(397,015)	(490)
TOTAL WRITTEN OPTIONS				$(1,218)	$(794,030)	$(782)

(e)	Each contract equals 100 shares.

SHP ETF Trust
NEOS Enhanced Income Aggregate Bond ETF
Notes to Quarterly Schedule of Investments
February 28, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

NEOS Enhanced Income Aggregate Bond ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$945,461	$-	$-	$945,461
Purchased Put Options*	85	80	-	165
Money Market Fund	10,756	-	-	10,756
Total Investments	$956,302	$80	$-	$956,382
Other Financial Instruments
Liabilities
Written Put Options*	$(782)	$-	$-	$(782)
Total Other Financial Instruments	$(782)	$-	$-	$(782)

* The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.